Supplementary Financial Statement Information (Accounts And Notes Receivable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable	$ 3,486	$ 3,039
Trade [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable	3,039	2,854
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable	$ 447	$ 185